Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Summary of Long-term Debt

	2023	2022
Canadian dollar denominated debt, unsecured
Medium-term notes
1.45% debentures due November 16, 2023	$—	$404
3.55% debentures due June 3, 2024	320	332
3.42% debentures due December 1, 2026	441	441
2.50% debentures due January 17, 2028	225	225
4.85% debentures due May 30, 2047	300	300
	1,286	1,702
US dollar denominated debt, unsecured
US dollar debt securities
3.80% due April 15, 2024 (US$500 million)	660	677
3.90% due February 1, 2025 (US$600 million)	792	812
2.05% due July 15, 2025 (US$600 million)	792	812
3.85% due June 1, 2027 (US$1,250 million)	1,651	1,692
2.95% due July 15, 2030 (US$500 million)	660	677
7.20% due January 15, 2032 (US$400 million)	528	541
6.45% due June 30, 2033 (US$350 million)	462	474
5.85% due February 1, 2035 (US$350 million)	462	474
6.50% due February 15, 2037 (US$450 million)	594	609
6.25% due March 15, 2038 (US$1,100 million)	1,453	1,488
6.75% due February 1, 2039 (US$400 million)	528	541
4.95% due June 1, 2047 (US$750 million)	991	1,015
	9,573	9,812
Long-term debt before transaction costs and original issue discounts, net	10,859	11,514
Less: original issue discounts, net (1)	11	13
transaction costs (1) (2)	49	56
	10,799	11,445
Less: current portion of long-term debt (1) (2)	980	404
	$9,819	$11,041
(1)The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.
(2)Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.

Schedule of Debt Repayments
Scheduled debt repayments are as follows:

Year	Repayment
2024	$980
2025	$1,584
2026	$441
2027	$1,651
2028	$225
Thereafter	$5,978
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$1,418	$—	$—	$—
Accrued liabilities	$3,534	$—	$—	$—
Long-term debt (1)	$980	$1,584	$2,317	$5,978
Other long-term liabilities (2)	$302	$184	$428	$645
Interest and other financing expense (3)	$582	$518	$1,257	$3,362
(1)Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.
(2)Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $298 million; one to less than two years, $184 million; two to less than five years, $428 million; and thereafter, $645 million.
(3)Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates at December 31, 2023.